Financial Instruments - Schedule of Detailed Information About Hedged Items (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Change in Value Used for Calculating Hedge Ineffectiveness [Member]
Schedule of Detailed Information About Hedged Items [Line Items]
Net investment in Procaps S.A.	$ 1,792
Foreign Currency Translation Reserve for Continued Hedges [Member]
Schedule of Detailed Information About Hedged Items [Line Items]
Net investment in Procaps S.A.	1,792
Balances Remaining in the Foreign Currency Translation Reserve from Hedging Relationships for Which Hedge Accounting is No Longer Applied [Member]
Schedule of Detailed Information About Hedged Items [Line Items]
Net investment in Procaps S.A.	$ 1,878